Financial Income and Expenses - Summary of Financial Income and Expenses (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Gain related to partial settlement of pension plan liabilities	kr 258
Net gain (loss) from derivatives hedging operating assets and liabilities	30	kr (128)	kr (451)
Net loss from revaluation of customer finance receivables	kr 650	kr 1,059